Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 7, 2010

to the Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds

Dated November 1, 2009

Disclosure Related to Allianz OCC Funds

Within the Fund Summary relating to the Allianz OCC Growth Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Jeff Parker, Managing Director of Oppenheimer Capital, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of Oppenheimer Capital, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, has managed the Fund since 2010.

Within the Fund Summary relating to the Allianz OCC Opportunity Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Michael Corelli, Portfolio Manager, has managed the Fund since 2003 and is the Lead Portfolio Manager.

Eric Sartorius, Vice President of Oppenheimer Capital and senior research analyst for Oppenheimer Capital’s Small Cap Growth strategy, has managed the Fund since 2008.

The information relating to the Allianz OCC Growth and Allianz OCC Opportunity Funds contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus, and the paragraph immediately preceding the table, are hereby restated in their entirety as follows:

The following individuals at Oppenheimer Capital have or share primary responsibility for managing the noted Funds.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Growth Fund	Jeff Parker (Lead)	2009	Managing Director and Head of Oppenheimer Capital Growth strategies. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

	William Sandow	2010	Vice President of Oppenheimer Capital and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
			2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge Fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual Fund at RCM Capital Management. He holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College.

OCC Opportunity Fund	Michael Corelli (Lead)	2003*	Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.

	Eric Sartorius	2008	Vice President and Portfolio Manager for Oppenheimer Capital. He is also the senior research analyst for Oppenheimer Capital’s Small Cap Growth strategy. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining Oppenheimer Capital in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.

*	Prior to November 1, 2006, the portfolio manager indicated above served in that capacity for a different sub-advisory firm that previously managed the applicable Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 7, 2010

to the Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of Allianz Funds

Dated November 1, 2009

Disclosure Related to Allianz OCC Funds

Within the Fund Summary relating to the Allianz OCC Growth Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Jeff Parker, Managing Director of Oppenheimer Capital, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of Oppenheimer Capital, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, has managed the Fund since 2010.

Within the Fund Summary relating to the Allianz OCC Opportunity Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Michael Corelli, Portfolio Manager, has managed the Fund since 2003 and is the Lead Portfolio Manager.

Eric Sartorius, Vice President of Oppenheimer Capital and senior research analyst for Oppenheimer Capital’s Small Cap Growth strategy, has managed the Fund since 2008.

The information relating to the Allianz OCC Growth and Allianz OCC Opportunity Funds contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus, and the paragraph immediately preceding the table, are hereby restated in their entirety as follows:

The following individuals at Oppenheimer Capital have or share primary responsibility for managing the noted Funds.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Growth Fund	Jeff Parker (Lead)	2009	Managing Director and Head of Oppenheimer Capital Growth strategies. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

	William Sandow	2010	Vice President of Oppenheimer Capital and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
			2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge Fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual Fund at RCM Capital Management. He holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College.

OCC Opportunity Fund	Michael Corelli (Lead)	2003*	Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.

	Eric Sartorius	2008	Vice President and Portfolio Manager for Oppenheimer Capital. He is also the senior research analyst for Oppenheimer Capital’s Small Cap Growth strategy. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining Oppenheimer Capital in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.

*	Prior to November 1, 2006, the portfolio manager indicated above served in that capacity for a different sub-advisory firm that previously managed the applicable Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated January 7, 2010

to the Statement of Additional Information (“SAI”)

Dated November 1, 2009

Disclosure Related to the Allianz OCC Growth Fund

The subsection captioned “Oppenheimer Capital” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that Jeff Parker and William Sandow share primary responsibility for management of the Allianz OCC Growth Fund, with Mr. Parker serving as Lead portfolio manager.

Information, as of June 30, 2009, regarding other accounts managed by Messrs. Parker and Sandow, as well as Mr. Parker’s ownership of securities of the Allianz OCC Growth Fund, is currently provided in the SAI. Mr. Sandow’s ownership of securities of the Allianz OCC Growth Fund as of January 7, 2010 is provided below.

Securities Ownership

OCC Growth Fund	Dollar Range of Equity Securities
William Sandow	$100,001-$500,000